SHARE CAPITAL - RSUs (Details)	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
SHARE CAPITAL
Vesting term with 1/6 of the options vesting every 6 months after the date of grant until fully vested	3 years
RSUs
SHARE CAPITAL
Number of shares, Beginning balance | shares	2,188,866	2,127,214
Number of shares, Granted | shares	745,000	1,139,333
Number of shares, Forfeited | shares	(182,834)	(476,666)
Number of shares, Distributed | shares	(1,017,696)	(601,015)
Number of shares, Ending balance | shares	1,733,336	2,188,866
Weighted average grant date closing price per share, Beginning balance (in dollar per share) | $ / shares	$ 2.4	$ 2.94
Weighted average grant date closing price per share, Granted (in dollar per share) | $ / shares	4.67	1.58
Weighted average grant date closing price per share, Forfeited (in dollar per share) | $ / shares	2.08	2.07
Weighted average grant date closing price per share, Distributed (in dollar per share) | $ / shares	2.88	3.02
Weighted average grant date closing price per share, Ending balance (in dollar per share) | $ / shares	$ 3.12	$ 2.4
Vesting term with 1/6 of the options vesting every 6 months after the date of grant until fully vested	3 years